Other investments (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Other investments
Other investments	SFr 5,783	SFr 5,794	SFr 5,826	SFr 5,783
Accumulated depreciation, real estate held for investment	28	32	32	28
Impairment charges	0	0	0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	21	6	9	21
Equity method investments
Other investments
Other investments	1,660	1,657	1,644	1,660
Equity securities (without a readily determinable fair value)
Other investments
Other investments	3,351	3,343	3,317	3,351
of which at net asset value
Other investments
Other investments	71	66	54	71
of which at measurement alternative
Other investments
Other investments	342	346	347	342
of which at fair value
Other investments
Other investments	2,890	2,884	2,869	2,890
of which at cost less impairment
Other investments
Other investments	48	47	47	48
Real estate held for investment
Other investments
Other investments	87	75	76	87
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	21	6	6	21
Life finance instruments
Other investments
Other investments	685	SFr 719	789	685
Bank
Other investments
Other investments	5,733		5,788	5,733
Accumulated depreciation, real estate held for investment	24		28	24
Impairment charges				0	SFr 0
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	21		9	21
Bank | Equity method investments
Other investments
Other investments	1,652		1,636	1,652
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	3,349		3,315	3,349
Bank | of which at net asset value
Other investments
Other investments	70		53	70
Bank | of which at measurement alternative
Other investments
Other investments	340		345	340
Bank | of which at fair value
Other investments
Other investments	2,891		2,869	2,891
Bank | of which at cost less impairment
Other investments
Other investments	48		48	48
Bank | Real estate held for investment
Other investments
Other investments	47		48	47
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	21		6	21
Bank | Life finance instruments
Other investments
Other investments	SFr 685		SFr 789	SFr 685